EARNINGS PER SHARE AND FULLY-DILUTED SHARES - Schedule of movements of shares and other instruments (Details) - shares	3 Months Ended	48 Months Ended
	Apr. 04, 2024	Dec. 31, 2023
Earnings per share [line items]
Shares ( in shares)		671,073,243
RSU (in shares)		11,187,064
Options (in shares)		34,482,312
Convertible bonds (in shares)		62,412,622
Issued (in shares)		796,689,502
Available for issue (in shares)		259,310,498
Authorized share capital (in shares)		1,056,000,000
Major ordinary share transactions
Earnings per share [line items]
Shares ( in shares)	673,438,313
RSU (in shares)	11,212,064
Options (in shares)	33,391,436
Convertible bonds (in shares)	62,412,622
Issued (in shares)	802,131,771
Available for issue (in shares)	253,868,229
Authorized share capital (in shares)	1,056,000,000
Shares issued
Shares (in shares)	2,365,070
RSU (in shares)	0
Options (in shares)	(1,090,876)
Convertible bonds (in shares)	0
Issued (in shares)	51,355
Available for issue (in shares)	(51,355)
Authorized share capital (in shares)	0
Other
Shares (in shares)	0
RSU (in shares)	25,000
Options (in shares)	0
Convertible bonds (in shares)	0
Issued (in shares)	5,390,914
Available for issue (in shares)	(5,390,914)
Authorized share capital (in shares)	0
Long term incentive plan
Earnings per share [line items]
LTIP (in shares)		17,534,261
Shares issued
LTIP (in shares)		(1,298,249)
Long term incentive plan | Major ordinary share transactions
Earnings per share [line items]
LTIP (in shares)	21,677,336
Shares issued
LTIP (in shares)	(1,222,839)
Other
LTIP (in shares)	5,365,914